Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of Intangible Assets

	Licenses and other rights	Patents	Software	Total
Cost
Balance at January 1, 2021	$162,064	$6,783	$3,306	$172,153
Additions (note 5)	—	114	(1)	113
Sold - discontinued operations (note 6)	(15,006)	(1,403)	(2,963)	(19,372)
Disposals	(1,300)	(61)	(33)	(1,394)
Effect of foreign exchange differences	1	(2)	(19)	(20)
Balance at December 31, 2021	$145,759	$5,431	$290	$151,480
Additions	—	—	6	6
Disposals	—	—	(31)	(31)
Sold - discontinued operations (note 6)	—	—	—	—
Effect of foreign exchange differences	—	46	—	46
Balance at December 31, 2022	$145,759	$5,477	$265	$151,501

Accumulated amortization
Balance at January 1, 2021	$150,592	$4,365	$1,704	$156,661
Amortization expense	316	1,248	399	1,963
Disposals	(1,298)	(51)	(34)	(1,383)
Impairments (notes 6, 23)	1,389	341	—	1,730
Sold - discontinued operations (note 6)	(8,698)	(533)	(1,772)	(11,003)
Effect of foreign exchange differences	16	(13)	(7)	(4)
Balance at December 31, 2021	$142,317	$5,357	$290	$147,964
Amortization expense	245	41	1	287
Disposals	—	—	(31)	(31)
Effect of foreign exchange differences	—	41		41
Balance at December 31, 2022	$142,562	$5,439	$260	$148,261

Carrying amounts
At December 31, 2022	$3,197	$38	$5	$3,240
At December 31, 2021	3,442	74	—	3,516